Annual Total Returns - Fidelity® Stock Selector Small Cap Fund [BarChart] - 10.31 Fidelity Stock Selector Small Cap Fund Retail PRO-13 - Fidelity® Stock Selector Small Cap Fund - Fidelity Stock Selector Small Cap Fund-Retail Class
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.59%)
Annual Return 2012	12.09%
Annual Return 2013	36.75%
Annual Return 2014	3.46%
Annual Return 2015	(0.24%)
Annual Return 2016	15.35%
Annual Return 2017	11.73%
Annual Return 2018	(8.50%)
Annual Return 2019	30.39%
Annual Return 2020	21.72%